RECONCILIATION OF SHAREHOLDERS’ EQUITY AND NET INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Reconciliation Of Shareholders Equity And Net Income
Schedule of reconciliation of shareholders equity and net income

Thousand of Reais	Note	2023	2022	2021

Stockholders' equity attributed under to the Parent Brazilian GAAP		86,084,331	82,061,915	78,739,563
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(75,538)	(54,801)	(103,386)
Reclassification of fair value through other comprehensive income	i	2,814	(33)	182,094
Impairment of financial assets measured at amortized cost	a	234,410	(816,600)	(1,468,494)
Category transfers - IFRS 9	b	(664,635)	(219,671)	(141,260)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	1,689,463	1,493,810	1,549,438
Reversal of goodwill amortization	d	26,618,368	27,136,573	26,709,187
Realization on purchase price adjustments	e	586,024	594,784	603,544
Adjustment referring to the difference between Book Value vs. the fair on Carsale's entry into Webmotors		79,175	-	-
Effect of exercising the Olé Option		-	-	-
Option for Acquisition of Equity Instrument	f	181,717	(798,016)	(763,988)
Santander Serviços goodwill (Santusa)	g	(298,978)	(298,978)	(179,387)
Reversal of Provision PIS Law 9,718	j	-	980,212	-
Others		15,854	103,640	512,835
Stockholders' equity attributed to the parent under IFRS		114,453,004	110,182,834	105,640,146
Non-controlling interest under IFRS		403,350	497,342	334,349
Stockholders' equity (including non-controlling interest) under IFRS		114,856,354	110,680,176	105,974,495

Thousand of Reais	Note	2023	2022	2021

Net income attributed to the Parent under Brazilian GAAP		8,973,657	12,570,191	14,987,716
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(29,788)	(9,826)	(83,995)
Reclassification of fair value through other comprehensive income	i	(1,383)	(177,887)	45,826
Impairment of financial assets measured at amortized cost	a	1,036,851	805,578	(1,028,937)
Category transfers - IFRS 9	b	(17,584)	14,722	126,520
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	195,653	(90,260)	215,525
Reversal of goodwill amortization	d	147,171	96,162	29,658
Realization on purchase price adjustments	e	(8,760)	(8,760)	(17,758)
Option to Acquire Own Equity Instrument	f	181,717	184,810	1,180,949
Effect of exercising the Olé Option		-	-	-
Santander Serviços goodwill (Santusa)	g	-	-	29,898
Reversal of Provision PIS Law 9,718	j	(980,212)	980,212	-
Others		(48,008)	(77,849)	42,648
Net income attributed to the parent under IFRS		9,449,313	14,287,093	15,528,050
Non-controlling interest under IFRS		49,499	52,382	31,272
Net income (including non-controlling interest) under IFRS		9,498,812	14,339,475	15,559,322